UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

Item 1.  Schedule of Investments

UBS Select Money Market Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

US Government Agency Obligations—3.03%
45,000	Federal Home Loan Bank	08/07/06	5.194*	44,989,994
187,750	Federal Home Loan Mortgage Corp.	10/23/06 to 07/09/07	4.250 to 5.500	187,656,580

Total US Government Agency Obligations (cost—$232,646,574)				232,646,574

Time Deposits—6.84%
Banking-Non-US—6.84%
200,000	American Express Centurion Bank, Grand Cayman Islands	08/01/06	5.310	200,000,000
175,000	SunTrust Bank, Grand Cayman Islands	08/01/06	5.300	175,000,000
150,000	Washington Mutual Bank FA, Grand Cayman Islands	08/01/06	5.312	150,000,000

Total Time Deposits (cost—$525,000,000)				525,000,000

Certificates of Deposit—13.15%
Non-US—9.38%
75,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	75,000,000
53,000	Barclays Bank PLC	02/13/07	5.010	53,000,000
125,000	Calyon N.A., Inc.	08/30/06 to 03/14/07	4.220 to 5.170	124,999,544
140,000	Deutsche Bank AG	08/03/06 to 03/06/07	4.170 to 5.090	140,000,000
46,500	HBOS Treasury Services PLC	05/31/07	5.360	46,500,000
46,000	Natexis Banque Populaires	08/22/06	5.145	46,000,000
37,250	San Paolo IMI SpA	09/15/06	5.010	37,250,000
50,000	Societe Generale	08/01/06	5.320*	50,000,000
56,750	Svenska Handelsbanken	11/08/06	4.750	56,750,000
90,000	Toronto-Dominion Bank	09/25/06	5.415	90,000,000

				719,499,544

US—3.77%
114,000	SunTrust Bank	08/01/06 to 08/07/06	5.294 to 5.316*	114,003,039
100,000	Washington Mutual Bank FA	08/24/06	5.350	100,000,000
75,000	Wells Fargo Bank N.A.	08/01/06	5.300*	75,000,000

				289,003,039

Total Certificates of Deposit (cost—$1,008,502,583)				1,008,502,583

Commercial Paper@—41.66%
Asset Backed-Banking—0.51%
40,000	Atlantis One Funding	01/29/07	5.335	38,927,072

Asset Backed-Miscellaneous—21.46%
132,000	Amsterdam Funding Corp.	08/16/06 to 08/22/06	5.310 to 5.320	131,627,775
226,000	Barton Capital LLC	08/07/06 to 08/09/06	5.270 to 5.280	225,745,152
175,000	Bryant Park Funding LLC	08/16/06 to 08/17/06	5.310 to 5.330	174,601,083
178,689	Chariot Funding LLC	08/03/06 to 08/08/06	5.280	178,572,810
115,152	Falcon Asset Securitization Corp.	08/15/06 to 08/23/06	5.295 to 5.350	114,866,721
76,000	Kitty Hawk Funding Corp.	08/10/06	5.280	75,899,680
63,101	Old Line Funding Corp.	08/21/06	5.310	62,914,852
82,606	Preferred Receivables Funding Corp.	08/03/06 to 08/10/06	5.280	82,549,526
194,685	Ranger Funding Co. LLC	08/01/06 to 08/21/06	5.230 to 5.300	194,330,447
82,899	Regency Markets No. 1 LLC	08/17/06 to 08/21/06	5.340 to 5.350	82,686,655
115,753	Sheffield Receivables Corp.	08/21/06 to 08/23/06	5.330 to 5.340	115,397,926
32,005	Thunderbay Funding	08/22/06	5.320	31,905,678
100,000	Variable Funding Capital Corp.	08/17/06	5.310	99,764,000
75,000	Yorktown Capital LLC	08/21/06	5.340	74,777,500

				1,645,639,805

Asset Backed-Securities—9.23%
148,025	Cancara Asset Securitisation LLC	08/11/06 to 08/21/06	5.290 to 5.330	147,661,265
50,000	CC (USA), Inc. (Centauri)	10/26/06	5.380	49,357,389
63,000	Dorada Finance, Inc.	09/28/06	5.390	62,452,915
156,400	Grampian Funding LLC	08/22/06 to 11/01/06	5.090 to 5.380	155,134,514
83,788	Scaldis Capital LLC	08/14/06	5.295	83,627,790
210,000	Solitaire Funding LLC	08/10/06 to 08/17/06	5.280 to 5.310	209,618,800

				707,852,673

Banking-Non-US—0.96%
75,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance	12/22/06	5.385	73,395,719

UBS Select Money Market Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-US—4.44%
31,000	CBA (Delaware) Finance, Inc.	01/22/07	5.335	30,200,639
100,000	Dexia Delaware LLC	08/29/06	5.330	99,585,444
125,000	Nordea N.A., Inc.	08/04/06 to 02/26/07	5.040 to 5.115	122,751,844
38,400	Scotiabanc, Inc.	09/29/06	5.410	38,059,531
50,000	Stadshypotek Del, Inc.	09/13/06	5.345	49,680,785

				340,278,243

Brokerage—2.28%
50,000	Morgan Stanley	08/01/06	5.280	50,000,000
125,000	Morgan Stanley	08/01/06	5.320*	125,000,000

				175,000,000

Diversified Manufacturing—0.78%
60,000	United Technologies Corp.	08/07/06	5.280	59,947,200

Finance-NonCaptive Diversified—1.09%
35,207	CIT Group, Inc.	10/05/06	5.385	34,864,685
50,000	General Electric Capital Corp.	01/05/07	5.030	48,903,181

				83,767,866

Insurance-Life—0.91%
70,000	Prudential PLC	08/10/06	5.280	69,907,600

Total Commercial Paper (cost—$3,194,716,178)				3,194,716,178

US Master Notes††—3.14%
Brokerage—3.14%
150,000	Banc of America Securities LLC	08/01/06	5.383*	150,000,000
91,000	Bear Stearns Cos., Inc.	08/01/06	5.433*	91,000,000

Total US Master Notes (cost—$241,000,000)				241,000,000

Funding Agreements#—3.59%
Insurance-Life—3.59%
150,000	Metropolitan Life Insurance Co. of CT.	08/01/06	5.446*	150,000,000
125,000	New York Life Insurance Co.	08/01/06	5.426*	125,000,000

Total Funding Agreements (cost—$275,000,000)				275,000,000

Short-Term Corporate Obligations—14.98%
Asset Backed-Securities—6.63%
120,000	Beta Finance, Inc.**	08/01/06 to 08/18/06	5.138 to 5.308*	119,990,777
78,500	CC (USA), Inc. (Centauri)**	04/30/07	5.315	78,497,091
69,500	CC (USA), Inc. (Centauri)**	10/27/06	5.325*	69,496,572
125,000	K2 (USA) LLC**	08/01/06 to 08/15/06	5.310 to 5.323*	124,993,674
45,000	Links Finance LLC**	10/16/06	5.452*	44,999,051
70,000	Links Finance LLC**	02/07/07	4.945	70,000,000

				507,977,165

Automobile OEM—0.91%
70,000	American Honda Finance Corp.**	09/06/06	5.230*	70,000,000

Banking-Non-US—3.27%
85,000	Bank of Ireland**	08/21/06	5.348*	85,000,000
81,000	Commonwealth Bank of Australia**	08/24/06	5.370*	81,000,000
85,000	HBOS Treasury Services PLC**	08/01/06	5.396*	85,000,000

				251,000,000

Finance-Captive Automotive—0.78%
60,000	Toyota Motor Credit Corp.	08/01/06	5.300*	60,000,000

Finance-NonCaptive Consumer—1.76%
135,000	HSBC Finance Corp.	08/01/06 to 09/01/06	5.271 to 5.485*	135,044,918

Finance-NonCaptive Diversified—1.63%
125,000	General Electric Capital Corp.	08/09/06	5.470*	125,000,000

Total Short-Term Corporate Obligations (cost—$1,149,022,083)				1,149,022,083

UBS Select Money Market Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Repurchase Agreements—13.46%
311,000	Repurchase Agreement dated 07/31/06 with Citigroup Financial Products, collateralized by $364,770,996 various whole loan assets, zero coupon to 9.836% due 03/25/07 to 06/01/43; (value—$347,472,069); proceeds: $311,047,168	08/01/06	5.460	311,000,000
200,000	Repurchase Agreement dated 07/31/06 with Deutsche Bank Securities, Inc., collateralized by $190,000 Federal Home Loan Bank obligations, 6.000% due 04/25/16, $95,748,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 11/14/06 to 03/26/07 and $109,953,000 Federal National Mortgage Association obligations, 5.250% due 04/15/07 to 08/01/12; (value—$204,000,562); proceeds: $200,029,278	08/01/06	5.270	200,000,000
200,000	Repurchase Agreement dated 07/31/06 with Goldman Sachs Mortgage Corp., collateralized by $6,600,000 Federal Farm Credit Bank obligations, 4.530% to 5.400% due 02/03/10 to 10/14/11, $85,280,000 Federal Home Loan Bank obligations, 3.450% to 5.650% due 12/27/07 to 09/21/20, $37,853,000 Federal Home Loan Mortgage Corp. obligations, 3.500% to 5.450% due 05/21/08 to 01/22/16 and $80,355,000 Federal National Mortgage Association obligations, 4.300% to 5.625% due 11/30/07 to 05/30/23; (value—$204,000,687); proceeds: $200,029,222	08/01/06	5.260	200,000,000
321,000	Repurchase Agreement dated 07/31/06 with Goldman Sachs Mortgage Corp., collateralized by $328,958,699 various whole loan assets, zero coupon due 01/01/10; (value—$330,630,000); proceeds: $321,048,712	08/01/06	5.463	321,000,000

Total Repurchase Agreements (cost—$1,032,000,000)				1,032,000,000

Number of Shares (000)

Money Market Fund†—0.21%
15,799	BlackRock Provident Institutional TempFund (cost—$15,799,352)		5.127	15,799,352

Total Investments (cost—$7,673,686,770 which approximates cost for federal income tax purposes) (1)—100.06%				7,673,686,770
Liabilities in excess of other assets—(0.06)%				(4,581,444)

Net Assets (applicable to 7,669,033,291 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				7,669,105,326

*	Variable rate securities - maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2006, and reset periodically.
**	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.81% of net assets as of July 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rate shown reflects yield at July 31, 2006.
OEM	Original Equipment Manufacturer
(1)	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.
#	The securities detailed in the table below, which represent 3.59% of net assets, are considered illiquid and restricted as of July 31, 2006.

			Acquistion		Value as a
			Cost as a		Percentage
	Acquisition	Acquisition	Percentage of		of
Restricted Securities	Date†††	Cost ($)	Net Assets (%)	Value ($)	Net Assets (%)

Metropolitan Life Insurance Co., 5.446%, 08/01/06	07/03/06	150,000,000	1.96	150,000,000	1.96

New York Life Insurance Co. 5.426%, 08/01/06	07/03/06	125,000,000	1.63	125,000,000	1.63

		275,000,000	3.59	275,000,000	3.59

††	The securities detailed in the table below, which represent 3.14% of net assets, are considered liquid and restricted as of July 31, 2006.

			Acquistion		Value as
			Cost as a		Percentage
	Acquisition	Acquisition	Percentage of		of
Restricted Securities	Date†††	Cost ($)	Net Assets (%)	Value ($)	Net Assets (%)

Banc of America Securities LLC, 5.383%, 08/01/06	07/31/06	150,000,000	1.96	150,000,000	1.96

Bear Stearns Cos., Inc., 5.433%, 08/01/06	07/31/06	91,000,000	1.18	91,000,000	1.18

		241,000,000	3.14	241,000,000	3.14

†††	Acquisition dates represent most recent reset dates on variable rate securities.

Issuer Breakdown By Country
Percentage of Portfolio Assets (%)

United States	79.5
Cayman Islands	6.8
France	3.8
United Kingdom	2.4
Germany	1.8
Canada	1.3
Ireland	1.1
Australia	1.1
Netherlands	1.0
Sweden	0.7
Italy	0.5
Total	100.0

Weighted average maturity — 39 days

For more information regarding the Fund’s other significant acccounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2006.

UBS Select Treasury Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

US Government Obligations—15.77%
100,000	US Treasury Bills (1) (cost—$99,716,328)	08/17/06 to 09/07/06	4.675 to 4.910@	99,716,328

Repurchase Agreements—84.50%
115,000	Repurchase Agreement dated 07/31/06 with Bank of America, collateralized by $114,180,000 US Treasury Notes, 2.625% to 6.125% due 11/15/06 to 08/15/07; (value—$117,300,482); proceeds: $115,016,739	08/01/06	5.240	115,000,000
110,000	Repurchase Agreement dated 07/31/06 with Bear Stearns & Co. Inc. collateralized by $26,617,000 US Treasury Bonds, 5.500% to 12.500% due 08/15/14 to 08/15/29, $33,172,000 US Treasury Bond Principal Strips, 4.500% to 11.250% due 02/15/15 to 02/15/36, $113,208,000 US Treasury Inflation Index Notes, zero coupon due 11/15/06 to 02/15/36 and $16,214,000 US Treasury Notes Principal Strips, 2.250% to 6.625% due 08/15/06 to 08/15/13; (value—$113,913,515); proceeds: $110,015,919	08/01/06	5.210	110,000,000
84,100	Repurchase Agreement dated 07/31/06 with Deutsche Bank Securities, Inc., collateralized by $9,107,000 US Treasury Bills, zero coupon due 09/14/06, $9,753,000 US Treasury Bonds, 8.750% due 05/15/17 and $63,364,000 US Treasury Notes, 4.250% to 4.750% due 11/30/07 to 03/31/11; (value—$85,782,874) proceeds: $84,112,241	08/01/06	5.240	84,100,000
110,000	Repurchase Agreement dated 07/31/06 with Merrill Lynch & Co., collateralized by $114,055,000 US Treasury Notes, 4.500% due 02/15/16; (value—$112,203,365); proceeds: $110,016,011	08/01/06	5.240	110,000,000
115,000	Repurchase Agreement dated 07/31/06 with Morgan Stanley & Co., collateralized by $220,132,000 US Treasury Bond Principal Strips, zero coupon due 11/15/18 to 02/15/19; (value—$117,300,369); proceeds: $115,016,707	08/01/06	5.230	115,000,000
166	Repurchase Agreement dated 07/31/06 with State Street Bank & Trust Co., collateralized by $167,469 US Treasury Notes, 3.250% to 5.125% due 08/15/07 to 06/30/11; (value—$169,597); proceeds: $166,022	08/01/06	4.860	166,000

Total Repurchase Agreements (cost—$534,266,000)				534,266,000

Total Investments (cost—$633,982,328 which approximates cost for federal income tax purposes) (2)(3)—100.27%				633,982,328
Liabilities in excess of other assets—(0.27)%				(1,726,405)

Net Assets (applicable to 632,188,251 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				632,255,923

@	Interest rates shown are the discount rates at date of purchase.
(1)	Security, or portion thereof, was on loan at July 31, 2006.
(2)	Investments are valued at amortized cost unless the Fund's Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.
(3)	Includes $99,714,650 of investments in securities on loan, at value. The custodian held US Government securities having an aggregate value of $101,807,236 as collateral for portfolio securities loaned as follows:

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value($)

179,149	US Treasury Bond Principal Strips	11/15/21	8.000	81,238,697

61,225	US Treasury Bond Principal Strips	11/15/27	6.125	20,568,539

				$101,807,236

Weighted average maturity — 4 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2006.

UBS Liquid Assets Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

US Government Agency Obligations—11.79%
5,000	Federal Farm Credit Bank	08/01/06	5.240 *	4,999,372
44,000	Federal Home Loan Bank	08/03/06 to 08/04/06	5.140 to 5.160@	43,984,980
3,000	Federal Home Loan Bank	08/07/06	5.194 *	2,999,333
11,500	Federal Home Loan Mortgage Corp.	10/23/06 to 07/09/07	4.250 to 5.500	11,500,000

Total US Government Agency Obligations (cost—$63,483,685)				63,483,685

Bank Notes—1.86%
US—1.86%
10,000	Bank of America N.A. (cost—$10,000,000)	08/01/06	5.310 *	10,000,000

Certificates of Deposit—11.89%
Non-US—8.17%
5,000	ABN AMRO Bank N.V.	01/24/07	4.850	5,000,000
6,000	Caylon N.A., Inc.	08/30/06 to 03/14/07	4.220 to 5.170	5,999,977
4,000	Deutsche Bank AG	03/06/07	5.090	4,000,000
5,000	Fortis Bank N.V.-S.A.	02/06/07	4.930	5,000,000
4,000	HBOS Treasury Services PLC	05/31/07	5.360	4,000,000
5,000	Natexis Banque Populaires	08/01/06	5.050 *	5,000,000
5,000	Svenska Handelsbanken	11/08/06	4.750	5,000,000
10,000	Toronto-Dominion Bank	08/14/06	5.310	10,000,000

				43,999,977

US—3.72%
10,000	First Tennessee Bank N.A. (Memphis)	08/24/06	5.180	10,000,000
5,000	SunTrust Bank	08/07/06	5.294 *	5,000,000
5,000	Wachovia Bank N.A. (Charlotte)	09/29/06	5.459 *	4,999,802

				19,999,802

Total Certificates of Deposit (cost—$63,999,779)				63,999,779

Commercial Paper@—58.19%
Asset Backed-Banking—2.38%
13,000	Atlantis One Funding	08/17/06 to 01/29/07	5.060 to 5.335	12,823,318

Asset Backed-Miscellaneous—15.95%
10,000	Amsterdam Funding Corp.	08/24/06	5.320	9,966,011
13,000	Bryant Park Funding LLC	08/01/06 to 08/23/06	5.270 to 5.360	12,981,009
6,000	Chariot Funding LLC	08/08/06	5.280	5,993,840
8,000	Falcon Asset Securitization Corp.	08/02/06 to 08/21/06	5.270 to 5.330	7,990,385
10,000	Kitty Hawk Funding Corp.	08/16/06	5.310	9,977,875
12,000	Old Line Funding Corp.	08/02/06 to 08/15/06	5.170 to 5.290	11,990,622
10,000	Regency Markets No. 1 LLC	08/07/06	5.280	9,991,200
10,000	Variable Funding Capital Corp.	08/02/06	5.250	9,998,542
7,000	Windmill Funding Corp.	10/02/06	5.380	6,935,141

				85,824,625

Asset Backed-Securities—14.34%
5,000	Beta Finance, Inc.	09/15/06	5.350	4,966,563
13,000	Cancara Asset Securitisation LLC	08/01/06 to 08/11/06	5.270 to 5.290	12,991,487
13,000	CC (USA), Inc. (Centauri)	08/10/06 to 08/29/06	5.050 to 5.350	12,967,853
5,000	Dorada Finance, Inc.	08/01/06	5.280	5,000,000
12,945	Galaxy Funding, Inc.	08/17/06 to 09/22/06	5.240 to 5.380	12,878,445
12,500	Grampian Funding LLC	08/21/06 to 10/25/06	5.100 to 5.400	12,413,150
2,000	Links Finance LLC	08/15/06	5.090	1,996,041
11,000	Scaldis Capital LLC	08/25/06 to 09/20/06	5.110 to 5.390	10,958,447
3,000	Solitaire Funding LLC	09/29/06	5.400	2,973,450

				77,145,436

Banking-Non-US—5.54%
10,000	Alliance & Leicester PLC	09/15/06	5.340	9,933,250
10,000	Depfa Bank PLC	08/15/06 to 10/13/06	5.245 to 5.385	9,935,204
5,000	Nationwide Building Society	08/04/06	5.110	4,997,871
5,000	Westpac Trust Securities NZ Ltd.	10/10/06	5.380	4,947,694

				29,814,019

UBS Liquid Assets Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-US—10.72%
3,000	Bank of America Corp.	08/01/06	5.250		3,000,000
5,000	Barclays US Funding Corp.	08/17/06	5.290		4,988,244
5,000	ING (US) Funding LLC	08/25/06	5.300		4,982,333
13,000	KFW International Finance, Inc.	08/04/06	5.250		12,994,313
10,000	Kredietbank North American Finance Corp.	08/14/06	5.290		9,980,897
11,000	Nordea N.A., Inc.	10/18/06 to 02/26/07	5.115 to 5.390		10,781,453
11,000	San Paolo IMI US Financial Co.	08/08/06	5.260		10,988,750

					57,715,990

Brokerage—2.97%
5,000	Bear Stearns Cos., Inc.	08/08/06	5.280		4,994,867
4,000	Morgan Stanley	08/01/06	5.320	*	4,000,000
7,000	Morgan Stanley	08/02/06	5.250		6,998,979

					15,993,846

Finance-NonCaptive Diversified—0.36%
2,000	General Electric Capital Corp.	01/05/07	5.030		1,956,127

Pharmaceuticals—3.53%
10,000	Novartis Finance Corp.	08/01/06	5.240		10,000,000
9,000	Sanofi-Aventis	08/07/06	5.230		8,992,155

					18,992,155

Utilities-Other—2.40%
13,000	RWE AG	09/01/06 to 09/25/06	5.170 to 5.360		12,904,755

Total Commercial Paper (cost—$313,170,271)					313,170,271

Short-Term Corporate Obligations—10.78%
Asset Backed-Securities—1.76%
5,000	K2 (USA) LLC**	08/01/06	5.315	*	4,999,792
3,000	Links Finance LLC**	10/16/06	5.452	*	2,999,937
1,500	Links Finance LLC**	02/13/07	5.000		1,500,000

					9,499,729

Automotive OEM—1.49%
8,000	American Honda Finance Corp.**	09/08/06 to 09/12/06	5.260 to 5.270*		7,999,887

Banking-Non-US—1.86%
3,000	ANZ National International Ltd.**	08/07/06	5.317	*	3,000,000
3,000	HBOS Treasury Services PLC**	08/01/06	5.396	*	3,000,000
4,000	Societe Generale**	08/02/06	5.316	*	4,000,000

					10,000,000

Banking-US—1.49%
8,000	Wachovia Bank N.A. (Charlotte)	09/05/06	5.251	*	7,998,664

Brokerage—0.93%
5,000	Citigroup Global Markets Holdings, Inc.	08/01/06	5.490	*	5,004,704

Finance-Captive Automotive—0.65%
3,500	Toyota Motor Credit Corp.	08/01/06	5.300	*	3,500,000

Finance-NonCaptive Consumer—1.86%
10,000	HSBC Finance Corp.	08/01/06	5.485	*	10,002,030

Finance-NonCaptive Diversified—0.74%
4,000	General Electric Capital Corp.	08/09/06	5.470	*	4,000,000

Total Short-Term Corporate Obligations (cost—$58,005,014)					58,005,014

Repurchase Agreements—4.52%
24,000	Repurchase Agreement dated 07/31/06 with Deutsche Bank Securities, collateralized by $14,849,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 01/29/07 and $10,335,000 Federal National Mortgage Association obligations, 3.875% to 4.610% due 02/01/08 to 10/10/13; (value—$24,480,104); proceeds: $24,003,513	08/01/06	5.270		24,000,000
320	Repurchase Agreement dated 07/31/06 with State Street Bank & Trust, collateralized by $322,832 US Treasury Notes, 3.250% to 5.125% due 08/15/07 to 06/30/11; (value—$326,934); proceeds: $320,043	08/01/06	4.860		320,000

Total Repurchase Agreements (cost—$24,320,000)					24,320,000

UBS Liquid Assets Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Number of Shares (000)		Interest Rates (%)	Value ($)

Money Market Funds†—0.78%
2,007	AIM Liquid Assets Portfolio	5.175	2,007,427
2,179	BlackRock Provident Institutional TempFund	5.127	2,179,408

Total Money Market Funds (cost—$4,186,835)			4,186,835

Total Investments (cost—$537,165,584 which approximates cost for federal income tax purposes) (1)—99.81%			537,165,584
Other assets in excess of liabilities—0.19%			997,981

Net Assets (applicable to 538,123,388 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%			538,163,565

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2006, and reset periodically.
**	Securites exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.11% of net assets as of July 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at July 31, 2006
OEM	Original Equipment Manufacturer
(1)	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country
Percentage of Portfolio Assets (%)

United States	84.5
United Kingdom	4.1
France	2.8
Canada	1.9
Ireland	1.8
Belgium	0.9
Netherlands	0.9
Sweden	0.9
Australia	0.9
Germany	0.7
New Zealand	0.6
Total	100.0

Weighted average maturity — 37 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2006.

UBS Cash Reserves Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
US Government Agency Obligations—3.71%
5,000	Federal Farm Credit Bank	08/01/06	5.240*	4,999,372
6,000	Federal Home Loan Bank	08/07/06 to 08/21/06	5.194 to 5.279*	5,999,334
9,350	Federal Home Loan Mortgage Corp.	10/23/06 to 07/09/07	4.250 to 5.500	9,350,000

Total US Government Agency Obligations (cost—$20,348,706)				20,348,706

Bank Notes—1.64%
US—1.64%
9,000	Bank of America N.A. (cost—$9,000,000)	08/01/06	5.065 to 5.310*	9,000,000

Certificates of Deposit—17.00%
Non-US—12.53%
3,000	ABN AMRO Bank N.V.	01/24/07	4.850	3,000,000
4,000	Barclays Bank PLC	08/01/06	5.310*	4,000,000
5,000	Canadian Imperial Bank of Commerce	09/18/06	5.400	5,000,000
5,000	Credit Suisse First Boston	09/18/06	5.405	5,000,000
5,000	Credit Suisse First Boston	10/12/06	5.470*	4,999,383
7,500	Deutsche Bank AG	08/03/06 to 03/06/07	4.170 to 5.090	7,500,000
6,000	Fortis Bank N.V.-S.A.	02/06/07	4.930	6,000,000
4,000	HBOS Treasury Services PLC	05/31/07	5.360	4,000,000
5,000	Natexis Banque Populaires	08/01/06	5.300*	5,000,000
4,250	Royal Bank of Scotland PLC	08/29/06	5.343*	4,249,548
4,000	Societe Generale	08/01/06	5.320*	4,000,000
3,000	Svenska Handelsbanken	11/08/06	4.750	3,000,000
13,000	Toronto Dominion Bank	08/14/06 to 09/25/06	5.310 to 5.415	13,000,000

				68,748,931

US—4.47%
5,000	American Express Bank, Federal Savings Bank	08/11/06	5.300	5,000,000
7,000	First Tennessee Bank N.A. (Memphis)	08/18/06 to 08/24/06	5.180 to 5.330	7,000,000
4,000	SunTrust Bank	08/01/06	5.316*	4,000,234
4,000	Wells Fargo Bank N.A.	08/01/06	5.300*	3,999,942
4,500	Wells Fargo Bank N.A.	08/30/06	5.340	4,500,000

				24,500,176

Total Certificates of Deposit (cost—$93,249,107)				93,249,107

Commercial Paper@—57.14%
Asset Backed-Banking—2.83%
15,750	Atlantis One Funding	08/07/06 to 01/29/07	5.225 to 5.440	15,519,115

Asset Backed-Miscellaneous—14.88%
8,000	Alpine Securitization	08/09/06	5.265	7,990,640
6,500	Amsterdam Funding Corp.	08/21/06	5.330	6,480,753
7,000	Bryant Park Funding LLC	08/15/06	5.315	6,985,531
7,900	Falcon Asset Securitization Corp.	08/09/06	5.285	7,890,722
5,000	Kitty Hawk Funding Corp.	08/10/06	5.280	4,993,400
4,159	Ranger Funding Co. LLC	08/15/06	5.310	4,150,412
13,000	Regency Markets No. 1 LLC	08/15/06 to 08/21/06	5.320 to 5.340	12,965,922
7,000	Sheffield Receivables Corp.	08/02/06	5.300	6,998,969
13,170	Thunderbay Funding	08/07/06 to 08/22/06	5.255 to 5.320	13,142,873
10,000	Yorktown Capital LLC	08/21/06	5.330	9,970,389

				81,569,611

Asset Backed-Securities—12.67%
7,000	Cancara Asset Securitisation LLC	08/17/06	5.310	6,983,480
3,500	CC (USA), Inc. (Centauri)	10/02/06	5.390	3,467,510
13,000	Galaxy Funding, Inc.	08/22/06 to 10/30/06	5.115 to 5.380	12,872,535
16,065	Grampian Funding LLC	08/01/06 to 11/01/06	4.880 to 5.300	16,010,364
14,281	Scaldis Capital LLC	08/14/06 to 12/20/06	5.060 to 5.440	14,207,722
16,000	Solitaire Funding LLC	08/17/06 to 08/23/06	5.310 to 5.360	15,959,493

				69,501,104

Banking-Non-US—7.40%
2,900	Alliance & Leicester PLC	09/12/06	5.220	2,882,339
10,000	Allied Irish Banks N.A., Inc.	08/03/06	5.250	9,997,083
5,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance	12/22/06	5.385	4,893,048
10,000	Dresdner US Finance, Inc.	09/06/06	5.330	9,946,700
13,000	Nationwide Building Society	09/26/06 to 10/06/06	5.390 to 5.395	12,878,986

				40,598,156

UBS Cash Reserves Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Banking-US—10.86%
5,000	Barclays US Funding Corp.	08/09/06	5.050	4,994,389
5,000	CBA (Delaware) Finance, Inc.	01/22/07	5.335	4,871,071
6,000	Danske Corp.	09/20/06	5.340	5,955,500
10,000	KFW International Finance, Inc.	08/04/06	5.250	9,995,625
13,000	Nordea N.A., Inc.	08/18/06 to 02/26/07	5.115 to 5.330	12,804,209
12,000	San Paolo IMI US Financial Co.	08/08/06	5.275	11,987,692
6,000	Scotiabanc, Inc.	09/29/06	5.410	5,946,801
3,000	UniCredito Delaware, Inc.	08/07/06	5.045	2,997,477

				59,552,764

Brokerage—3.28%
5,000	Bear Stearns Cos., Inc.	08/08/06	5.280	4,994,867
9,000	Morgan Stanley	08/01/06	5.280	9,000,000
4,000	Morgan Stanley	08/01/06	5.320*	4,000,000

				17,994,867

Finance-NonCaptive Diversified—1.94%
5,000	CIT Group, Inc.	09/29/06	5.110	4,958,126
5,750	General Electric Capital Corp.	10/06/06 to 01/05/07	4.565 to 5.030	5,647,609

				10,605,735

Pharmaceuticals—1.73%
5,500	Novartis Finance Corp.	08/01/06	5.240	5,500,000
3,995	Sanofi-Aventis	09/06/06	5.370	3,973,547

				9,473,547

Technology-Software—1.55%
8,500	Pitney Bowes, Inc.	08/01/06	5.240	8,500,000

Total Commercial Paper (cost—$313,314,899)				313,314,899

Short-Term Corporate Obligations—11.65%
Asset Backed-Securities—4.65%
5,000	Beta Finance, Inc.**	08/25/06	5.175*	4,999,440
4,000	CC (USA), Inc. (Centauri)**	04/30/07	5.315	3,999,852
4,500	CC (USA), Inc. (Centauri)**	10/27/06	5.325*	4,499,778
5,000	Dorada Finance, Inc.**	08/25/06	5.175*	4,999,440
4,000	K2 (USA) LLC**	08/01/06	5.315*	3,999,833
3,000	Links Finance LLC**	02/13/07	5.000	3,000,000

				25,498,343

Automotive OEM—1.28%
7,000	American Honda Finance Corp.**	09/08/06	5.270*	6,999,737

Banking-Non-US—1.82%
2,000	ANZ National International Ltd.**	08/07/06	5.317*	2,000,000
3,000	HBOS Treasury Services PLC**	08/01/06	5.396*	3,000,000
5,000	Societe Generale**	08/02/06	5.316*	5,000,000

				10,000,000

Banking-US—1.71%
4,360	Citigroup Globe Holdings, Inc.	09/01/06	5.331*	4,360,526
5,000	Wells Fargo & Co.**	08/15/06	5.379*	5,000,106

				9,360,632

Finance-Captive Automotive—0.55%
3,000	Toyota Motor Credit Corp.	08/01/06	5.300*	3,000,000

Finance-NonCaptive Consumer—0.91%
5,000	HSBC Finance Corp.	08/01/06	5.485*	5,001,015

Finance-NonCaptive Diversified—0.73%
4,000	General Electric Capital Corp.	08/09/06	5.470*	4,000,000

Total Short-Term Corporate Obligations (cost—$63,859,727)				63,859,727

Repurchase Agreements—7.74%
42,400	Repurchase Agreement dated 07/31/06 with Goldman Sachs, Inc., collateralized by $24,405,000 Federal Home Loan Bank obligations, 3.375% to 4.500% due 12/15/06 to 09/08/08 and $18,774,000 Federal National Mortgage Association obligations, 5.250% due 12/03/07; (value—$43,248,276); proceeds: $42,406,195	08/01/06	5.260	42,400,000
56	Repurchase Agreement dated 07/31/06 with State Street Bank & Trust Co., collateralized by $56,496 US Treasury Notes, 3.250% to 5.125% due 08/15/07 to 06/30/11; (value—$57,213); proceeds: $56,008	08/01/06	4.860	56,000

Total Repurchase Agreements (cost—$42,456,000)				42,456,000

UBS Cash Reserves Fund

SCHEDULE OF INVESTMENTS – July 31, 2006 (unaudited)

Number of Shares (000)		Interest Rates (%)	Value ($)

Money Market Funds†—0.97%
3,296	AIM Liquid Assets Portfolio	5.175	3,296,165
2,039	BlackRock Provident Institutional	5.127	2,038,506

Total Money Market Funds (cost—$5,334,671)			5,334,671

Total Investments (cost—$547,563,110 which approximates cost for federal income tax purposes) (1)—99.85%			547,563,110
Other assets in excess of liabilities—0.15%			816,451

Net Assets (applicable to 548,412,964 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%			548,379,561

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2006, and reset periodically.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.66% of net assets as of July 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at July 31, 2006.
(1)	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country
Percentage of Portfolio Assets (%)

United States	78.2
United Kingdom	5.7
France	3.5
Canada	3.3
Germany	3.2
Switzerland	1.8
Ireland	1.8
Belgium	1.1
Netherlands	0.5
Sweden	0.5
New Zealand	0.4
Total	100.0

Weighted average maturity — 42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2006.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act“)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai Sotorp
Kai Sotorp
President

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai Sotorp
Kai Sotorp
President

Date:	September 28, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2006